Share-Based Compensation - stock options outstanding and exercisable (Details)	Dec. 31, 2022 Y Options $ / shares
Share-Based Compensation
Number of options, outstanding and exercisable | Options	1,894,127
Weighted average remaining contractual life | Y	7.58
Exercise Price, $7.44 per share
Share-Based Compensation
Exercise price per share | $ / shares	$ 7.44
Number of options, outstanding and exercisable | Options	420,277
Weighted average remaining contractual life | Y	4.92
Exercise Price, $11.17 per share
Share-Based Compensation
Exercise price per share | $ / shares	$ 11.17
Number of options, outstanding and exercisable | Options	1,473,850
Weighted average remaining contractual life | Y	8.33